Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Schedule of post-employee benefits
	For the Year ended December 31
	2019	2018
	USD thousands	USD thousands
Short-term benefits	365	136
Post-employment benefits	285	405

Schedule of defined contribution plan in respect of its employees
	For the Year ended December 31
	2019	2018	2017
	USD thousands	USD thousands	USD thousands

Amount recognized as expense in respect of defined contribution plan	136	95	52